CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Total	Ordinary shares [Member]	Treasury shares [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	Retained earnings/(Accumulated deficit) [Member]	Total Bitauto Holdings Limited shareholders’ equity [Member]	Noncontrolling interests [Member]
Balance, Beginning at Dec. 31, 2014	¥ 2,287,014	¥ 13	¥ (62,579)	¥ 1,383,503	¥ 44,357	¥ (63,154)	¥ 738,019	¥ 2,040,159	¥ 246,855
Balance, Beginning (shares) at Dec. 31, 2014		45,575,745	1,903,665.5
Issuance of ordinary shares	6,355,201	¥ 4	¥ 0	6,355,197	0	0	0	6,355,201	0
Issuance of ordinary shares (shares)		17,735,549
Exercise of options and RSUs	6,656	¥ 0	¥ 5,889	767	0	0	0	6,656	0
Exercise of options and RSUs (shares)			(179,168)
Share-based compensation	120,045	0	¥ 0	120,045	0	0	0	120,045	0
Net loss	(385,284)	0	0	0	0	0	(393,182)	(393,182)	7,898
Foreign currency translation gains losses	344,748	0	0	0	0	344,748	0	344,748	0
Acquisitions of subsidiaries	10,000	0	0	0	0	0	0	0	10,000
Accretion of redeemable noncontrolling interests	(113,810)	0	0	0	0	0	(113,810)	(113,810)	0
Statutory reserves	0	0	0	0	12,836	0	(12,836)	0	0
Balance, Ending at Dec. 31, 2015	8,624,570	¥ 17	¥ (56,690)	7,859,512	57,193	281,594	218,191	8,359,817	264,753
Balance, Ending (shares) at Dec. 31, 2015		63,311,294	1,724,497.5
Issuance of ordinary shares	978,333	¥ 2	¥ 0	978,331	0	0	0	978,333	0
Issuance of ordinary shares (shares)		7,414,731
Beneficial conversion feature in relation to issuance of convertible debt	185,712	¥ 0	0	185,712	0	0	0	185,712	0
Exercise of options and RSUs	23,312	0	¥ 14,802	8,510	0	0	0	23,312	0
Exercise of options and RSUs (shares)			(450,311)
Share-based compensation	76,981	0	¥ 0	76,981	0	0	0	76,981	0
Net loss	(337,953)	0	0	0	0	0	(336,058)	(336,058)	(1,895)
Foreign currency translation gains losses	459,430	0	0	0	0	459,430	0	459,430	0
Acquisitions of subsidiaries	16,967	0	0	0	0	1,278	0	1,278	15,689
Accretion of redeemable noncontrolling interests	(205,287)	0	0	(205,287)	0	0	0	(205,287)	0
Statutory reserves	0	0	0	0	32,648	0	(32,648)	0	0
Balance, Ending at Dec. 31, 2016	¥ 9,822,065	¥ 19	¥ (41,888)	8,903,759	89,841	742,302	(150,515)	9,543,518	278,547
Balance, Ending (shares) at Dec. 31, 2016	70,726,025	70,726,025	1,274,186.5
Issuance of ordinary shares	¥ 0	¥ 0	¥ 0	0	0	0	0	0	0
Issuance of ordinary shares (shares)		1,000,000	0
Exercise of options and RSUs	19,476	¥ 0	¥ 21,477	(2,001)	0	0	0	19,476	0
Exercise of options and RSUs (shares)		0	(653,397)
Share-based compensation	1,185,839	¥ 0	¥ 0	1,056,653	0	0	0	1,056,653	129,186
Net loss	(1,426,988)	0	0	0	0	0	(1,278,997)	(1,278,997)	(147,991)
Foreign currency translation gains losses	(353,747)	0	0	0	0	(274,045)	0	(274,045)	(79,702)
Conversion of Yixin preferred shares to ordinary shares	5,323,103	0	0	(947,158)	0	0	0	(947,158)	6,270,261
Proceeds from Yixin IPO, net of issuance costs	5,525,077		0	3,321,055	0	0	0	3,321,055	2,204,022
Transaction with noncontrolling interests	71,903	0	0	12,554	0	0	0	12,554	59,349
Conversion of convertible debt	158,450	¥ 0	¥ 0	158,450	0	0	0	158,450	0
Conversion of convertible debt (shares)		1,013,941.0	0
Acquisition of noncontrolling interests in subsidiaries	(60,373)	¥ 0	¥ 0	49,298	0	0	0	49,298	(109,671)
Issuance of ordinary shares by the Company’s subsidiary	3,030	0	0	0	0	0	0	0	3,030
Accretion of redeemable noncontrolling interests	(332,117)	0	0	(332,117)	0	0	0	(332,117)	0
Statutory reserves	0	0	0	0	63,697	0	(63,697)	0	0
Balance, Ending at Dec. 31, 2017	¥ 19,935,718	¥ 19	¥ (20,411)	¥ 12,220,493	¥ 153,538	¥ 468,257	¥ (1,493,209)	¥ 11,328,687	¥ 8,607,031
Balance, Ending (shares) at Dec. 31, 2017	72,739,966	72,739,966	620,789.5